UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/14

Item 1.  Reports to Stockholders.

Tactical Asset Allocation Fund

Class A Shares – GVTAX

Class I Shares – GVTIX

Semi-Annual Report

March 31, 2014

1-877-940-3435

www.globalviewfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Tactical Asset Allocation Fund
Portfolio Review (Unaudited)
March 31, 2014

The Fund's performance figures* for the period ended March 31, 2014, compared to its benchmark:
		Since Inception October 1, 2013
Tactical Asset Allocation Fund - Class A		6.15%
Tactical Asset Allocation Fund - Class A with load **		0.05%
Tactical Asset Allocation Fund - Class I		6.41%
Dow Jones Moderate Portfolio Index ***		5.69%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized.  For performance information current to the most recent month-end, please call 1-877-940-3435.

** Class A with load total retrun is calculated using the maximum sales charge of 5.75%.
*** The Dow Jones Moderate Portfolio Index measures global stocks, bonds and cash which in turn are represented by multiple subindexes. You cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Equity Funds	71.3%
Debt Fund	21.2%
Commodity Fund	4.3%
Money Market Fund	2.6%
Asset Allocation	0.5%
Other, Cash & Cash Equivalents	0.1%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Tactical Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares		Value
	MUTUAL FUNDS - 97.3%
	ASSET ALLOCATION - 0.5%
7,745	SPDR Barclays Convertible Securities ETF	$ 374,781

	COMMODITY FUND - 4.3%
112,700	GreenHaven Continuous Commodity Index Fund ETF*	3,175,886

	DEBT FUND - 21.2%
8,854	Guggenheim BulletShares 2014 Corporate Bond ETF	187,439
10,220	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,195,433
2,900	iShares JP Morgan USD Emerging Markets Bond ETF	323,118
5,024	iShares US Preferred Stock ETF	196,087
43,510	Market Vectors High Yield Municipal Index ETF	1,285,720
3,683	Pimco Total Return ETF	392,829
143,728	Rydex Series - Inverse Government Long Bond Strategy Fund *	6,612,936
137,654	SPDR Barclays High Yield Bond ETF	5,686,487
		15,880,049
	EQUITY FUNDS - 71.3%
20,788	Barclays ETN+ ETNs Linked to the S&P 500 Dynamic VEQTORTM TotaL Return Index *	3,065,606
22,643	Global X FTSE Nordic Region ETF	578,302
15,430	Health Care Select Sector SPDR Fund ETF	902,500
25,935	iShares Core S&P Small-Cap ETF	2,856,481
13,750	iShares MSCI EAFE ETF	923,588
22,307	iShares MSCI EAFE Minimum Volatility ETF	1,399,987
26,593	iShares MSCI Pacific ex Japan ETF	1,278,857
71,380	iShares North American Natural Resources ETF	3,162,848
12,950	iShares Russell Mid-Cap Value ETF	890,054
46,710	iShares S&P 500 Value ETF	4,059,099
27,680	iShares S&P Mid-Cap 400 Value ETF	3,333,226
82,460	JPMorgan Alerian MLP Index ETN	3,837,688
32,323	Powershares QQQ Trust Series 1 ETF	2,834,081
105,224	PowerShares S&P 500 High Beta Port ETF	3,274,571
38,249	ProShares Ultra Russell2000 ETF*	3,298,976
75,450	SPDR EURO STOXX 50 ETF	3,218,697
31,880	SPDR S&P 500 ETF Trust	5,962,835
11,351	SPDR S&P MidCap 400 ETF Trust	2,844,220
21,500	Utilities Select Sector SPDR Fund ETF	891,390
21,764	WisdomTree Europe SmallCap Dividend Fund ETF	1,360,903
22,720	WisdomTree International MidCap Dividend Fund ETF	1,368,426
21,211	WisdomTree International SmallCap Dividend Fund ETF	1,379,351
11,273	WisdomTree Japan Hedged Equity Fund ETF	533,664
		53,255,350

	TOTAL MUTUAL FUNDS (Cost - $69,422,750)	72,686,066

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,981,174	Dreyfus Treasury Prime Cash Management, 0.00% (a)
	(Cost - $1,981,174)	1,981,174

	TOTAL INVESTMENTS - 99.9% (Cost - $71,403,924) (b)	$ 74,667,240
	OTHER ASSETS LESS LIABILITIES- 0.1%	55,380
	NET ASSETS - 100.0%	$ 74,722,620

	ETF - Exchange Traded Fund
	ETN - Exchange Traded Notes
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at March 31, 2014.
(b)

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $71,403,924 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,275,213
	Unrealized Depreciation:	(11,897)
	Net Unrealized Appreciation:	$ 3,263,316

See accompanying notes to financial statements.

Tactical Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 71,403,924
At value	$ 74,667,240
Receivable for securities sold	20,346,777
Receivable for Fund shares sold	175,445
Dividends and Interest receivable	47,099
TOTAL ASSETS	95,236,561

LIABILITIES
Payable for investments purchased	20,386,262
Investment advisory fees payable	67,448
Distribution (12b-1) fees payable	15,971
Payable for Fund shares repurchased	10,147
Accrued expenses and other liabilities	34,113
TOTAL LIABILITIES	20,513,941
NET ASSETS	$ 74,722,620

Composition of Net Assets:
Paid in capital	$ 70,393,814
Accumulated net investment loss	(62,956)
Accumulated net realized gain from investments	1,128,446
Net unrealized appreciation of investments	3,263,316
NET ASSETS	$ 74,722,620

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 74,475,954
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,054,824
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.56
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.20

Class I Shares:
Net Assets	$ 246,666
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	23,281
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.60

(a) The fund will impose a 1.00% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

Tactical Asset Allocation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2014 (a)

INVESTMENT INCOME
Dividends	$ 610,721

EXPENSES
Advisor fees	424,240
Distribution (12b-1) fees:
Class A	92,206
Administrative services fees	36,891
Professional fees	20,712
Transfer agent fees	19,134
Registration fees	14,794
Compliance officer fees	7,645
Accounting services fees	7,392
Custodian fees	6,905
Trustees fees and expenses	6,165
Printing and postage expenses	5,918
Insurance expense	1,233
Other expenses	987
TOTAL EXPENSES	644,222
Less: Fees waived by the Advisor	(35,766)
NET EXPENSES	608,456

NET INVESTMENT INCOME	2,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investments	1,300,627
Capital gain distribution from regulated investment companies	8,426
Net change in unrealized appreciation on investments	3,263,316

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,572,369

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,574,634

(a)	The Tactical Asset Allocation Fund commenced operations on October 1, 2013.

See accompanying notes to financial statements.

Tactical Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2014 (a)
(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$ 2,265
Net realized gain on investments	1,300,627
Capital gain distribution from regulated investment companies	8,426
Net change in unrealized appreciation on investments	3,263,316
Net increase in net assets resulting from operations	4,574,634

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(65,218)
Class I	(3)
From net realized gains
Class A	(180,602)
Class I	(5)
Total distributions to shareholders	(245,828)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	83,356,517
Class I	247,949
Net asset value of shares issued in reinvestment of distributions:
Class A	245,820
Class I	8
Payments for shares redeemed:
Class A	(13,456,465)
Class I	(15)
Net increase from shares of beneficial interest transactions	70,393,814

NET INCREASE IN NET ASSETS	74,722,620

NET ASSETS
Beginning of Period	-
End of Period *	$ 74,722,620
*Includes accumulated net investment loss of:	$ (62,956)

SHARE ACTIVITY
Class A:
Shares Sold	8,326,145
Shares Reinvested	23,637
Shares Redeemed	(1,294,958)
Net increase in shares of beneficial interest outstanding	7,054,824

Class I:
Shares Sold	23,281

(a)	The Tactical Asset Allocation Fund commenced operations on October 1, 2013.

See accompanying notes to financial statements.

Tactical Asset Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class I
	Period Ended	Period Ended
	March 31, 2014	March 31, 2014
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

Income from investment operations:
Net investment income (2)	0.00	0.19
Net realized and unrealized gain on investments	0.60	0.46
Total from investment operations	0.60	0.65

Less distributions from:
Net investment income	(0.01)	(0.02)
Net realized gains	(0.03)	(0.03)
Total distributions	(0.04)	(0.05)

Net asset value, end of period	$ 10.56	$ 10.60

Total return (3,4)	6.15%	6.41%

Net assets, at end of period (000s)	$ 74,476	$ 247

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (5,6)	1.75%	1.62%

Ratio of net expenses to average net assets (6)	1.65%	1.40%

Ratio of net investment income to average net assets (6,7)	0.03%	3.64%

Portfolio Turnover Rate (4)	271%	271%

(1) The Fund commenced operations on October 1, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The Tactical Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on October 1, 2013. The Fund’s seeks to achieve long-term capital appreciation with lower volatility than the broad U.S. equity markets over full market cycles.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Mutual Funds	$ 72,686,066	$ -	$ -	$ 72,686,066
Short-Term	1,981,174	-	-	1,981,174
Total Investments	$ 74,667,240	$ -	$ -	$ 74,667,240

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $268,345,466 and $200,223,343, respectively.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Global View Capital Management, Ltd. serves as the Fund’s investment advisor (the “Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rate 1.15%. Pursuant to the advisory agreement, the Advisor received $424,240 in advisory fees for the period end March 31, 2014.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) will not exceed 2.20% and 1.95% of the daily average net assets attributable to each of the Class A  and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended March 31, 2014, the advisor waived fees in the amount of $35,766 that may be subject to recapture through September 30, 2017.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of the Class A shares for such distribution and shareholder service activities.  For the period ended March 31, 2014, pursuant to the plan, Class A shares paid $92,206.

The Distributors act as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. Curing the six months ended March 31, 2014, the distributor received $17,204 in underwriting commissions for sales of Class A shares, none of which was retained by the principal underwriter or other affiliated broker dealer.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund. Compliance fees were $7,645 for the six months ended March 31, 2014.

Tactical Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund. For provision of these services, Gemcom received $5,918 of fess from the Fund for the six months ended March 31, 2014.

5. REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended March 31, 2014, the Fund did not have any redemption fees.

6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Tactical Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2014

As a shareholder of the Tactical Asset Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tactical Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2013 (commencement of operations) and ending March 31, 2014.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Tactical Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual
Expenses		10/1/13	3/31/2014	10/1/13 – 3/31/14
Class A	1.65%	$1,000.00	$1,061.50	$8.48
Class I	1.40%	$1,000.00	$1,064.10	$7.20
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		10/1/13	3/31/2014	10/1/13 – 3/31/14
Class A	1.65%	$1,000.00	$1,016.70	$8.30
Class I	1.40%	$1,000.00	$1,017.95	$7.04

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Tactical Asset Allocation Fund

In connection with a meeting held on May 30, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Global View Capital Management, Ltd. (“GCM”) and the Trust, with respect to the Tactual Asset Allocation Fund (“Tactical”).

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

Nature, Extent & Quality of Service.  The Board noted that GCM was established in 2010 to provide portfolio guidance and asset allocation services to its affiliate firm Global View Capital Advisors, a network of over 150 registered representatives, investment adviser representatives and insurance agents throughout the U.S. and Canada.  The Board noted that GCM is currently performing sub-advisory services for the Globalview Portfolio Strategies (“GPS”) model portfolios: Tactical Hard Assets, Tactical Emerging Markets, Global Macro Equity and Global Macro Income strategies.  The Board reviewed the professionals who will service the Fund and expressed their satisfaction that the professionals were educated in the science of Modern Portfolio Theory and demonstrated they have experience in researching and developing model strategies and actively managing strategies.  The Board also expressed their satisfaction with the professional’s experience in quantitative research, portfolio construction and compliance.  The Board recognizes that all strategies come with varying levels of inherent risks and appreciated GCM’s plan to mitigate those risks through diversification by blending multiple non-or-low correlated sub-strategies in multiple asset classes that can tactically move in and out of the market in failing and rising market conditions and even generate crisis alpha.  The Board concluded that GCM has the necessary background and experience and is satisfied GCM has the potential to provide a high level of service to benefit the Fund and its shareholders.

Performance.  The Board noted that Tactical is not currently operational; however, GCM provided performance data from the GPS Growth Strategy (“GPGS”) it sub-advises.  The Board considered the performance of GPGS noting it returned 12.1% for one year, outperforming the Barclay Global Macro Index 6.51% benchmark during the period.  The Board noted that since inception, November 30, 2011, GPGS retuned 13.85% outperforming the Barclay Global Macro Index 3.15% benchmark over the same period.  The Board recognized that these results only represent 16 months of performance data and are not indicative of future returns; however, it concluded that there is potential for a blended sub-strategy portfolio to perform up the expectations of the Board.

Fees & Expenses.  The Board noted that the Adviser will charge a management fee of 1.15% which compares favorably with the peer group average of 1.26% and is equal to the Morningstar category average.  The Board also noted that the proposed management fee is within the range of fees charged by other funds in the Morningstar category (0.10% - 2.75%).  The Board noted the Fund’s estimated expense ratio of 2.20% is slightly higher than the average of its peer group but well within the range of fees charged by the peer group funds (1.25% – 2.81%).  The Board further noted that the expense ratio is higher than the Morningstar category average, but well within the Morningstar category’s range of fees (0.44% – 3.99%).  The Board concluded that the Fund’s fees are competitively priced given that many of the funds in the peer group are very large fund complexes.

Economies of Scale.  The Board discussed the anticipated size of the Fund, and its prospects for growth.  The Trustees concluded that based on the anticipated size of the Fund, the Adviser is unlikely to realize economies justifying breakpoints during the initial term of the Advisory Agreement.  However, a representative of the adviser agreed with the Board that as the Fund grows and the adviser achieves economies of scale, it would be willing to evaluate breakpoints. The Board agreed to monitor and address the issue at the appropriate time and would expect the adviser to negotiate in good faith when the issue is ripe.

Profitability.  The Trustees acknowledged that GCM anticipates the realization of meaningful profits during the initial two years of the Advisory Agreement, but concluded that because of the service and research required to allocate assets among the Fund’s various low and non-correlated sub-strategies, the estimated profits appeared reasonable.

Conclusion.  The Board having requested and received such information from GCM as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Agreement was in the best interests of the Trust and the future shareholders of Tactical.

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

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Social Security number and income

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assets, account transfers and transaction history

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investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

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open an account or give us contact information

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provide account information or give us your income information

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make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-3435 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-3435.

INVESTMENT ADVISOR

Global View Capital Management, Ltd.

Stone Ridge Business Center III, Suite 350

Waukesha, WI 53188

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/6/14